Leases - The Company as Lessee - Schedule of operating leases (Detail) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Lessee, Lease, Description [Line Items]
Non current assets	$ 104,801	$ 0
Liabilities	104,801	0
Liabilities	0	0
Office leases [Member]
Lessee, Lease, Description [Line Items]
Non current assets	104,801	0
Liabilities	104,801	0
Liabilities	$ 0	$ 0